Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	COHEN & STEERS REALTY SHARES INC
Entity Central Index Key	0000874505
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
Class A
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class A
Trading Symbol	CSJAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class A	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.31% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

An underweight in free-standing retail companies, another rate-sensitive sector that performed well, detracted from relative performance. Stock selection among specialty REITs also hindered performance, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period. A non-allocation to diversified property companies further detracted from relative performance, as these stocks had a solid gain as a group.

Top contributors	Top detractors
Telecommunications	Free Standing
Health Care	Specialty
Office	Diversified

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	Since inception (7/1/19)
With sales charge[2]	5.82%	7.12%	5.05%
Without sales charge	10.80%	8.12%	5.86%
Linked Index[1]	9.20%	6.66%	4.40%
S&P 500 Index	15.16%	16.64%	14.92%

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,759,881,728
Holdings Count | shares	39
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,759,881,728
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%

Sector diversification[4,6]	(%)
Telecommunications	18.3%
Health Care	14.0%
Data Centers	11.7%
Industrials	7.6%
Self Storage	6.6%
Apartment	5.3%
Single Family Homes	5.3%
Hotel	4.3%
Office	4.0%
Other (includes short-term investments)	22.9%

Country diversification[4,6]	(%)
United States	99.2%
Other (includes short-term investments)	0.8%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%

Class C
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class C
Trading Symbol	CSJCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class C	$91	1.80%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 3.98% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

An underweight in free-standing retail companies, another rate-sensitive sector that performed well, detracted from relative performance. Stock selection among specialty REITs also hindered performance, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period. A non-allocation to diversified property companies further detracted from relative performance, as these stocks had a solid gain as a group.

Top contributors	Top detractors
Telecommunications	Free Standing
Health Care	Specialty
Office	Diversified

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns (%)*
(as of June 30, 2025)
	1 Year	5 Years	Since inception (7/1/19)
With sales charge	9.10%[2]	7.42%	5.18%
Without sales charge	10.10%	7.42%	5.18%
Linked Index[1]	9.20%	6.66%	4.40%
S&P 500 Index	15.16%	16.64%	14.92%

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,759,881,728
Holdings Count | shares	39
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,759,881,728
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%

Sector diversification[4,6]	(%)
Telecommunications	18.3%
Health Care	14.0%
Data Centers	11.7%
Industrials	7.6%
Self Storage	6.6%
Apartment	5.3%
Single Family Homes	5.3%
Hotel	4.3%
Office	4.0%
Other (includes short-term investments)	22.9%

Country diversification[4,6]	(%)
United States	99.2%
Other (includes short-term investments)	0.8%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%

Class I
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class I
Trading Symbol	CSJIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class I	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.46% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

An underweight in free-standing retail companies, another rate-sensitive sector that performed well, detracted from relative performance. Stock selection among specialty REITs also hindered performance, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period. A non-allocation to diversified property companies further detracted from relative performance, as these stocks had a solid gain as a group.

Top contributors	Top detractors
Telecommunications	Free Standing
Health Care	Specialty
Office	Diversified

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	Since inception (7/1/19)
Class I2	11.12%	8.41%	6.14%
Linked Index[1]	9.20%	6.66%	4.40%
S&P 500 Index	15.16%	16.64%	14.92%

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,759,881,728
Holdings Count | shares	39
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,759,881,728
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%

Sector diversification[4,6]	(%)
Telecommunications	18.3%
Health Care	14.0%
Data Centers	11.7%
Industrials	7.6%
Self Storage	6.6%
Apartment	5.3%
Single Family Homes	5.3%
Hotel	4.3%
Office	4.0%
Other (includes short-term investments)	22.9%

Country diversification[4,6]	(%)
United States	99.2%
Other (includes short-term investments)	0.8%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%

Class L
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class L
Trading Symbol	CSRSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class L	$45	0.88%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.88%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.45% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

An underweight in free-standing retail companies, another rate-sensitive sector that performed well, detracted from relative performance. Stock selection among specialty REITs also hindered performance, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period. A non-allocation to diversified property companies further detracted from relative performance, as these stocks had a solid gain as a group.

Top contributors	Top detractors
Telecommunications	Free Standing
Health Care	Specialty
Office	Diversified

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	10 Years
Class L2	11.12%	8.41%	7.57%
Linked Index[1]	9.20%	6.66%	6.18%
S&P 500 Index	15.16%	16.64%	13.64%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,759,881,728
Holdings Count | shares	39
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,759,881,728
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%

Sector diversification[4,6]	(%)
Telecommunications	18.3%
Health Care	14.0%
Data Centers	11.7%
Industrials	7.6%
Self Storage	6.6%
Apartment	5.3%
Single Family Homes	5.3%
Hotel	4.3%
Office	4.0%
Other (includes short-term investments)	22.9%

Country diversification[4,6]	(%)
United States	99.2%
Other (includes short-term investments)	0.8%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%

Class R
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class R
Trading Symbol	CSJRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class R	$66	1.30%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	1.30%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.24% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

An underweight in free-standing retail companies, another rate-sensitive sector that performed well, detracted from relative performance. Stock selection among specialty REITs also hindered performance, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period. A non-allocation to diversified property companies further detracted from relative performance, as these stocks had a solid gain as a group.

Top contributors	Top detractors
Telecommunications	Free Standing
Health Care	Specialty
Office	Diversified

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	Since inception (7/1/19)
Class R2	10.66%	7.95%	5.70%
Linked Index[1]	9.20%	6.66%	4.40%
S&P 500 Index	15.16%	16.64%	14.92%

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,759,881,728
Holdings Count | shares	39
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,759,881,728
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%

Sector diversification[4,6]	(%)
Telecommunications	18.3%
Health Care	14.0%
Data Centers	11.7%
Industrials	7.6%
Self Storage	6.6%
Apartment	5.3%
Single Family Homes	5.3%
Hotel	4.3%
Office	4.0%
Other (includes short-term investments)	22.9%

Country diversification[4,6]	(%)
United States	99.2%
Other (includes short-term investments)	0.8%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%

Class Z
Shareholder Report [Line Items]
Fund Name	Cohen & Steers Realty Shares, Inc.
Class Name	Class Z
Trading Symbol	CSJZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Cohen & Steers Realty Shares, Inc. (Fund) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund, by scanning the QR code or visiting www.cohenandsteers.com/fund-literature. You can also request this information by contacting us at 1-800-330-7348.
Additional Information Phone Number	1-800-330-7348
Additional Information Website	www.cohenandsteers.com/fund-literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
Class Z	$41	0.80%

Expenses Paid, Amount	$ 41
Expense Ratio, Percent	0.80%
Factors Affecting Performance [Text Block]
How did the Fund perform during the last six months and what affected its performance?

The share class had a 4.49% total return in the six months ended June 30, 2025, compared with the Linked Index,[1] which returned 1.80%, and the S&P 500 Index, which returned 6.20%.

An overweight in telecommunications helped the Fund's relative performance compared with the Linked Index.[1] The sector, which tends to be sensitive to moves in interest rates, rallied amid a decline in bond yields in the period, and an improving leasing outlook for tower companies further aided performance. Stock selection in health care also contributed to performance, led by an overweight in Welltower, which continued to see strong fundamentals in its senior living facilities. A non-investment in life sciences specialist Alexandria Real Estate Equities was beneficial as its shares declined sharply; leasing for its major markets remained weak. Stock selection and an underweight in office REITs helped performance as well. Office landlords declined following significant gains in 2024.

An underweight in free-standing retail companies, another rate-sensitive sector that performed well, detracted from relative performance. Stock selection among specialty REITs also hindered performance, due in part to an overweight in Iron Mountain. The information and data storage company had a modest decline amid concerns that the U.S. government, under the new administration, may digitize some of its record keeping. Also in the sector, a non-investment in EPR Properties weighed on performance; the entertainment-oriented company rallied in the period. A non-allocation to diversified property companies further detracted from relative performance, as these stocks had a solid gain as a group.

Top contributors	Top detractors
Telecommunications	Free Standing
Health Care	Specialty
Office	Diversified

Performance Past Does Not Indicate Future [Text]	Data quoted represents past performance, which is no guarantee of future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	Average annual total returns (%)* (as of June 30, 2025)
	1 Year	5 Years	Since inception (7/1/19)
Class Z2	11.21%	8.49%	6.23%
Linked Index[1]	9.20%	6.66%	4.40%
S&P 500 Index	15.16%	16.64%	14.92%

Performance Inception Date	Jul. 01, 2019
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Net Assets	$ 7,759,881,728
Holdings Count | shares	39
Investment Company, Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]	Key fund statistics (as of June 30, 2025)
Net assets	$7,759,881,728
Number of portfolio holdings (excluding derivatives)	39
Portfolio turnover rate[3]	14%

Holdings [Text Block]
Portfolio holdings (as of June 30, 2025)

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%

Sector diversification[4,6]	(%)
Telecommunications	18.3%
Health Care	14.0%
Data Centers	11.7%
Industrials	7.6%
Self Storage	6.6%
Apartment	5.3%
Single Family Homes	5.3%
Hotel	4.3%
Office	4.0%
Other (includes short-term investments)	22.9%

Country diversification[4,6]	(%)
United States	99.2%
Other (includes short-term investments)	0.8%

Largest Holdings [Text Block]

Top ten holdings[4,5]	(%)
Welltower, Inc.	10.9%
American Tower Corp.	8.4%
Digital Realty Trust, Inc.	8.2%
Crown Castle, Inc.	6.9%
Prologis, Inc.	6.3%
Sun Communities, Inc.	4.0%
Extra Space Storage, Inc.	3.9%
Invitation Homes, Inc.	3.9%
Simon Property Group, Inc.	3.5%
Equinix, Inc.	3.5%